UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number:  028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jonathan Auerbach
Title:            Managing Member
Phone:            212-984-2326

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach       New York, New York       November 14, 2008
----------------------      ------------------      ----------------------
     [Signature]              [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $405,776
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.          Form 13F File Number        Name

1.            028-13192                   Hound Partners, LP
2.            028-13191                   Hound Partners Offshore Fund, LP


                                                     FORM 13F INFORMATION TABLE
                                                         SEPTEMBER 30, 2008

COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8

                                                             MARKET
                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      ($1000)    PRN AMT   PRN  CALL  DISCRETION   MANGRS   SOLE SHARED  NONE
ADHEREX TECHNOLOGIES INC        COM NEW           00686R200     173    2,136,960 SH        SHARED-DEFINED (1),(2) 2,136,960
ALYST ACQUISTION CORP           *W EXP 06/28/201  02263A113      18       39,890 SH        SHARED-DEFINED (1),(2)    39,890
AMERICAN TOWER CORP             CL A              029912201  14,388      400,004 SH        SHARED-DEFINED (1),(2)   400,004
ARABIAN AMERN DEV CO            COM               038465100   6,757    1,501,457 SH        SHARED-DEFINED (1),(2) 1,501,457
BASSETT FURNITURE INDS INC      COM               070203104     303       35,414 SH        SHARED-DEFINED (1),(2)    35,414
BOISE INC                       COM               09746Y105   3,386    2,170,372 SH        SHARED-DEFINED (1),(2) 2,170,372
CAL MAINE FOODS INC             COM NEW           128030202   6,676      243,300 SH        SHARED-DEFINED (1),(2)   243,300
CAL MAINE FOODS INC             COM NEW           128030202   6,676      243,300 SH   PUT  SHARED-DEFINED (1),(2)   243,300
CHIMERA INVT CORP               COM               16934Q109   4,169      671,388 SH        SHARED-DEFINED (1),(2)   671,388
CLEARWIRE CORP                  CL A              185385309   4,213      354,600 SH   PUT  SHARED-DEFINED (1),(2)   354,600
COVANTA HLDG CORP               COM               22282E102  15,934      665,568 SH        SHARED-DEFINED (1),(2)   665,568
CYPRESS BIOSCIENCES INC         COM PAR $0.02     232674507   2,297      312,469 SH        SHARED-DEFINED (1),(2)   312,469
EMPRESA DIST Y COMERIAL NOR     SPON ADR          29244A102   2,015      309,936 SH        SHARED-DEFINED (1),(2)   309,936
ENERGY SVCS OF AMERICA CORP     *W EXP 08/29/201  29271Q111     154      181,513 SH        SHARED-DEFINED (1),(2)   181,513
EVERGREEN ENERGY INC            COM               30024B104      99      105,000 SH        SHARED-DEFINED (1),(2)   105,000
EVERGREEN ENERGY INC            COM               30024B104      99      105,000 SH   PUT  SHARED-DEFINED (1),(2)   105,000
FEDERAL HOME LN MTG CORP        COM               313400301     141       82,500 SH        SHARED-DEFINED (1),(2)    82,500
FEDERAL HOME LN MTG CORP        COM               313400301     141       82,500 SH   PUT  SHARED-DEFINED (1),(2)    82,500
FEDERAL NATL MTG ASSN           COM               313586109     424      277,200 SH        SHARED-DEFINED (1),(2)   277,200
FEDERAL NATL MTG ASSN           COM               313586109     424      277,200 SH   PUT  SHARED-DEFINED (1),(2)   277,200
STREAM GLOBAL SVCS INC          *W EXP 10/17/201  86323M118     212    1,766,932 SH        SHARED-DEFINED (1),(2) 1,766,932
GOODRICH PETE CORP              COM NEW           382410405  27,977      641,820 SH        SHARED-DEFINED (1),(2)   641,820
GOODRICH PETE CORP              COM NEW           382410405  12,127      278,200 SH   CALL SHARED-DEFINED (1),(2)   278,200
GOOGLE INC                      CL A              38259P508  20,627       51,500 SH        SHARED-DEFINED (1),(2)    51,500
GREAT LAKES DREDGE & DOCK CO    COM               390607109  31,493    4,990,969 SH        SHARED-DEFINED (1),(2) 4,990,969
GREAT WOLF RESORTS INC          COM               391523107   3,369      920,405 SH        SHARED-DEFINED (1),(2)   920,405
GSC ACQUISITION COMPANY         *W EXP 06/25/201  40053G114      88      442,051 SH        SHARED-DEFINED (1),(2)   442,051
HARVEST NATURAL RESOURCES IN    COM               41754V103  18,526    1,830,604 SH        SHARED-DEFINED (1),(2) 1,830,604
HECKMANN CORP                   COM               422680108   3,934      476,900 SH        SHARED-DEFINED (1),(2)   476,900
HECKMANN CORP                   *W EXP 11/09/201  422680116   4,069    1,892,400 SH        SHARED-DEFINED (1),(2) 1,892,400
HQ SUSTAINABLE MARITIM IND I    COM NEW           40426A208   4,856      959,727 SH        SHARED-DEFINED (1),(2)   959,727
INDIA GLOBALIZATION CAP INC     *W EXP 03/03/201  45408X118      52       89,481 SH        SHARED-DEFINED (1),(2)    89,481
INTEROIL CORP                   COM               460951106   7,877      286,450 SH        SHARED-DEFINED (1),(2)   286,450
INTEROIL CORP                   COM               460951106  12,911      469,500 SH   PUT  SHARED-DEFINED (1),(2)   469,500
KINDER MORGAN MANAGEMENT LLC    SHS               49455U100  42,152      856,740 SH        SHARED-DEFINED (1),(2)   856,740
MBF HEALTHCARE ACQUISITION C    *W EXP 04/16/201  552650111     184      920,000 SH        SHARED-DEFINED (1),(2)   920,000
MCCLATCHY CO                    CL A              579489105   1,868      424,600 SH   PUT  SHARED-DEFINED (1),(2)   424,600
MERCER INTL INC                 COM               588056101   1,282      350,184 SH        SHARED-DEFINED (1),(2)   350,184
MILLENNIUM INDIA ACQS COM IN    COM               60039Q101   1,616      850,286 SH        SHARED-DEFINED (1),(2)   850,286
MILLENNIUM INDIA ACQS COM IN    *W EXP 07/19/201  60039Q119     398    1,204,585 SH        SHARED-DEFINED (1),(2) 1,204,585
NTR ACQUISITION CO              *W EXP 06/28/201  629415118     149    1,063,582 SH        SHARED-DEFINED (1),(2) 1,063,582
PETROHAWK ENERGY CORP           COM               716495106  58,696    2,713,630 SH        SHARED-DEFINED (1),(2) 2,713,630
RAMBUS INC DEL                  COM               750917106   8,755      681,340 SH        SHARED-DEFINED (1),(2)   681,340
SANDRIDGE ENERGY INC            COM               80007P307  11,446      584,000 SH        SHARED-DEFINED (1),(2)   584,000
SAPPHIRE INDUSTRIALS  CORP      *W EXP 01/17/201  80306T117     829    2,765,000 SH        SHARED-DEFINED (1),(2) 2,765,000
STAR SCIENTIFIC INC             COM               85517P101   4,368    1,227,046 SH        SHARED-DEFINED (1),(2) 1,227,046
TAILWIND FINL INC               *W EXP 04/11/201  874023112     102      536,900 SH        SHARED-DEFINED (1),(2)   536,900
THERMADYNE HLDGS CORP NEW       COM PAR $0.01     883435307   5,698      341,816 SH        SHARED-DEFINED (1),(2)   341,816
TRAILER BRIDGE                  COM               892782103   3,146      571,037 SH        SHARED-DEFINED (1),(2)   571,037
TRANSDIGM GROUP INC             COM               893641100  45,586    1,331,754 SH        SHARED-DEFINED (1),(2) 1,331,754
TRIAN ACQUISITION I CORP        *W EXP 01/23/201  89582E116     614    1,918,904 SH        SHARED-DEFINED (1),(2) 1,918,904
UTSTARCOM INC                   COM               918076100   1,141      338,600 SH        SHARED-DEFINED (1),(2)   338,600
UTSTARCOM INC                   COM               918076100   1,141      338,600 SH   PUT  SHARED-DEFINED (1),(2)   338,600

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